Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of assumptions used in estimation of grant date fair value of RSUs
The Company recognizes compensation expenses on these RSUs based on estimated grant date fair value, with the following assumptions:

	2014	2015
Expected dividend yield	2.06%	3.22%
Termination rate	4.35%	0%

Schedule of assumptions used in estimation of grant date fair value of options
The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	2.08%
Expected dividend yield	2.09%
Average expected volatility (b)	53.01%
Termination rate	9%
Suboptimal factor (c)	3.4

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	1.58%
Expected dividend yield	2.42%
Average expected volatility (b)	47.90%
Termination rate	9%
Suboptimal factor(c)	3.32

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	2.35%
Expected dividend yield	2.42%
Average expected volatility (b)	43.71%
Termination rate	9%
Suboptimal factor (c)	3.28

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

The Company recognizes compensation expenses on these RSUs based on estimated grant date fair value, with the following assumptions:

Expected dividend yield	2.68%
Termination rate	1.74%

The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	2.92%
Expected dividend yield	0.0%
Average expected volatility (b)	45.13%
Termination rate	9%
Suboptimal factor (c)	3.2

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company’s ordinary shares on the NASDAQ National Market.
(c)
Suboptimal factor represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal factor of the Company and similar companies.

Stock Option Summary
The following table summarizes information regarding stock options as at December 31, 2018:

	Options outstanding		Options exercisable
		Weighted average		Weighted average
		remaining		remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)

15.28	6,575	1.7	6,575	1.7

26.91	20,415	4.6	20,415	4.6

33.27	19,706	7.3	19,706	7.3

28.38	77,616	5.4	77,616	5.4

39.62	109,840	6.1	-	-

36.11	131,343	7.3	-	-

	365,495		124,312

Stock Option Activity
The stock option activity under the abovementioned plans is as follows:

		Weighted	average
	Number	average	grant date
	of options	exercise price	fair value
		US$	US$

Balance at January 1, 2016	214,701

Granted*	116,455	29.34	10.96
Exercised	(62,269)	15.28	6.54
Forfeited	(2,882)	29.71	11.79

Balance at December 31, 2016	266,005

Granted	119,925	39.62	11.89
Exercised	(124,918)	21.46	8.46
Forfeited	(11,101)	33.18	10.87

Balance at December 31, 2017	249,911

Granted	137,010	36.11	14.71
Exercised	(9,674)	28.02	9.94
Forfeited	(11,752)	36.73	13.05

Balance at December 31, 2018	365,495
Exercisable at December 31, 2018	124,312

*	In 2016 the Company granted in the aggregate, 116,455 options. Regarding the grant of 93,660 options, see Note 12E. Regarding the grant of 22,795 options, see Note 3B.

Schedule of Restricted Share Units activity
The Restricted Share Units activity under the abovementioned plans is as follows:

		Weighted
	Number of	average
	Restricted	grant date
	Share Units	fair value
		US$

Balance at January 1, 2016	78,000

Vested	(35,000)	46.54

Balance at December 31, 2016	43,000

Granted	78,000	34.90
Vested	(43,000)	42.52

Balance at December 31, 2017 and December 31, 2018	78,000

Summary of Allocation of the Stock-Based Compensation Expenses
During 2016, 2017 and 2018, the Company recorded share-based compensation expenses. The following summarizes the allocation of the stock-based compensation expenses:

	Year ended December 31
	2016	2017	2018
	US$ thousands	US$ thousands	US$ thousands

Cost of sales	180	320	372
Research and development costs	504	832	953
Selling and marketing expenses	366	537	569
General and administrative expenses	500	736	530

	1,550	2,425	2,424